Income Taxes - Income Tax Charged or Credited to Equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Actuarial gains (losses) related to defined benefit plans	€ (145)	€ (115)	€ 137
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	30	54	18
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains (losses) arising during the period	(169)	113	59
Realized net gains (losses) arising during the period (reclassified to profit or loss)	10	13	1
Derivatives hedging variability of cash flows:
Unrealized net gains (losses) arising during the period	12	73	(132)
Net gains (losses) reclassified to profit or loss	16	(64)	(110)
Other equity movement:
Unrealized net gains (losses) arising during the period	15	141	151
Net gains (losses) reclassified to profit or loss	0	6	0
Income taxes credited (charged) to other comprehensive income	(231)	221	124
Other income taxes credited (charged) to equity	€ 235	€ 104	€ 50